INVESTMENTS IN DEBT AND EQUITY SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate Bonds
Balance at start of the year	$ 13,245	$ 41,742
Disposals during the year	(583)	(26,820)
Additions during the year	2,281	0
Unrealized gain/(loss) recorded in other comprehensive income	(9)	2,244
Realized gain/(loss)	0	(3,921)
Accumulated other-than-temporary impairment	(2,181)	0
Balance at end of the year	12,753	13,245
Shares
Balance at start of the year	73,929	52,060
Disposals during the year	(82,783)	(19,248)
Additions during the year	0	11,572
Unrealized Gain	29,104	12,277
Realized gain/(loss)	40,777	17,398
FX gain/(loss)	299	(130)
Balance at the end of year	61,326	73,929
Total Investment in Debt and Equity Securities	74,079	87,174
Equity Securities pledged to creditors	$ 43,775	$ 0